Financial Income, Net - Schedule of Financial Income, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Financial Income, Net [Abstract]
Interest on bank deposits and other interest income	$ 15,924	$ 20,246	$ 6,586
Exchange rate differences, net			2,426
Realized gain on sale of marketable securities, net	164
Interest on marketable securities	7,537	7,343	6,465
Amortization of premium and accretion of discount on marketable securities, net	389
Total financial income	24,014	27,589	15,477
Bank charges	(247)	(236)	(265)
Exchange rate differences, net	(1,417)	(2,315)
Realized loss on sale of marketable securities, net		(134)	(10)
Amortization of premium and accretion of discount on marketable securities, net		(754)	(1,820)
Total financial expenses	(1,664)	(3,656)	(2,095)
Total financial income, net:	$ 22,350	$ 24,150	$ 13,382